Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 836	¥ 794
Gains (losses) in Earnings	[1]	(26)	96
Gains (losses) in OCI	[2]	(14)	6
Transfers into Level 3		1	1
Transfers out of level 3		(2)
Issuances		165	201
Settlements		(271)	(88)
Ending Balance		769	806
Change in unrealized gain (losses) still held	[3]	(3)	109
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3			8
Transfers out of level 3		(4)	(1)
Trading securities | Residential mortgage- backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			8
Settlements			(1)
Ending Balance			7
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		47	71
Gains (losses) in Earnings	[4]	3	6
Transfers into Level 3			8
Transfers out of level 3		(4)	(1)
Purchases		140	65
Sales		(43)	(29)
Settlements		(22)	(49)
Ending Balance		122	71
Change in unrealized gain (losses) still held	[3]	1	1
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		21	28
Gains (losses) in Earnings	[4]	1	1
Purchases		1
Sales		(1)
Settlements		(1)	(3)
Ending Balance		22	26
Change in unrealized gain (losses) still held	[3]		(1)
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	51	22
Gains (losses) in Earnings	[4],[5]	31	24
Settlements	[5]		4
Ending Balance	[5]	82	50
Change in unrealized gain (losses) still held	[3],[5]	37	(27)
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	14	32
Gains (losses) in Earnings	[4],[5]	(1)	7
Settlements	[5]	(17)
Ending Balance	[5]	(4)	39
Change in unrealized gain (losses) still held	[3],[5]	(7)	4
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(27)	(14)
Gains (losses) in Earnings	[4],[5]	(22)	(12)
Settlements	[5]	16	4
Ending Balance	[5]	(33)	(22)
Change in unrealized gain (losses) still held	[3],[5]	18	(129)
Derivative financial instruments assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(1)	1
Gains (losses) in Earnings	[4],[5]		(2)
Settlements	[5]		(1)
Ending Balance	[5]	(2)	(2)
Change in unrealized gain (losses) still held	[3],[5]		(6)
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	2
Gains (losses) in Earnings	[4],[5]	(2)
Change in unrealized gain (losses) still held	[3],[5]	(1)
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3		(2)	(9)
Available-for-sale securities | Residential mortgage- backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		13	18
Sales		(2)
Settlements		(2)	(3)
Ending Balance		9	15
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases		3
Ending Balance		3
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		101	315
Gains (losses) in OCI	[2]	10
Purchases		100	3
Settlements		(46)	(188)
Ending Balance		165	130
Change in unrealized gain (losses) still held	[3]	12	5
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		90	117
Gains (losses) in OCI	[2]	7	1
Transfers out of level 3		(2)	(9)
Purchases		9	54
Settlements		(2)	(2)
Ending Balance		103	161
Change in unrealized gain (losses) still held	[3]	(1)
Available-for-sale securities | Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		63	56
Gains (losses) in Earnings	[6]	1	3
Purchases		46	36
Settlements		(30)	(31)
Ending Balance		¥ 79	¥ 64

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[3]	Amounts represent total gains or losses recognized in earnings and other comprehensive income (loss) during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2022 and 2023. The amounts of unrealized gains (losses) in other comprehensive income (loss) are related to Available-for-sale securities and Long-term debt, which were ¥5 billion and ¥6 billion, respectively, at September 30, 2022, and ¥12 billion and ¥(14) billion, respectively, at September 30, 2023.
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[6]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.